Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Summary of Categories of financial instruments
a	Categories of financial instruments

	2021	2022
	HK$	HK$
Financial assets
Financial assets at FVTPL	293,952	150,134
Amortized cost	2,646,297	2,958,592

Financial liability
Amortized cost	48,088	33,773

Summary of entity internal credit risk grading assessment
The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Commission receivable from insurance brokerage and accounts receivable arising from the SpiderNet ecosystem solutions business	Other financial assets
Normal risk	The counterparty has a low risk of default and usually settled within credit period	Lifetime ECL-not credit-impaired	12-month ECL

Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL-not credit- impaired	Lifetime ECL-not credit-impaired

Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL-credit-impaired	Lifetime ECL-credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off	Amount is written off

Summary of credit risk exposures of the financial assets, which are subject to ECL assessment
The table below details the credit risk exposures of the Group’s financial assets, which are subject to ECL assessment:

	Notes	Internal credit rating	12m ECL or lifetime ECL	2021 Gross carrying amount	2022 Gross carrying amount
				HK$	HK$
Financial assets at amortized costs
Commission receivable from insurance brokerage	19	(Note)	Lifetime ECL (provision matrix)	2,766	1,577
Accounts receivable arising from the SpiderNet ecosystem solutions business	19	(Note)	Lifetime ECL - not credit-impaired	66,655	37,968
Consideration receivables	19	Normal risk	12-month ECL	—	258,176
Note receivables	19	Normal risk	12-month ECL	4,165	5,317
Other receivables	19	Normal risk	12-month ECL	3,035	8,716
Amount due from AMTD Group	27	Normal risk	12-month ECL	2,138,708	2,522,653
Cash and cash equivalents		Aa3	12-month ECL	416,420	112,516
Fiduciary bank balances		Normal risk	12-month ECL	14,548	11,669

				2,646,297	2,958,592

Note:
For commission receivable from insurance brokerage and accounts receivable arising from the SpiderNet ecosystem solutions business, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL on commission receivable from insurance brokerage on a collective basis, grouped by internal credit rating. For accounts receivable arising from the SpiderNet ecosystem solutions business, the ECL is assessed on an individual basis.

The previously written off accounts receivable amounting to HK$71 and HK$154 had been recovered during the year ended April 30, 2021 and 2022, respectively.
The expected credit losses as at April 30, 2021 and 2022 were insignificant and no loss allowance was provided.

Summary of Maturity analysis for Nonderivative Financial Liabilities
The following table details the Group’s remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The maturity dates for non-derivative
financial liabilities are based on the agreed repayment dates.
Liquidity tables

	Weighted average interest rate	On demand or less than 1 month	Total undiscounted cash flows	Carrying amount
		HK$	HK$	HK$
At April 30, 2021
Non-derivative financial liabilities
Non-interest bearing
Accounts payable	—	111	111	111
Clients’ monies held on trust	—	9,111	9,111	9,111
Consideration payable for acquisition of movie income right investments	—	29,893	29,893	29,893
Other payables and accruals	—	8,973	8,973	8,973

		48,088	48,088	48,088

	Weighted average interest rate	On demand or less than 1 month	Total undiscounted cash flows	Carrying amount
		HK$	HK$	HK$
At April 30, 2022
Non-derivative financial liabilities
Non-interest bearing
Accounts payable	—	80	80	80
Clients’ monies held on trust	—	6,650	6,650	6,650
Other payables and accruals	—	27,043	27,043	27,043

		33,773	33,773	33,773

Summary of financial assets that are measured at fair value on a recurring basis

(i)	Fair value of the Group’s financial assets that are measured at fair value on a recurring basis
The Group’s investments in private equity are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2021	2022
	HK$	HK$

Financial assets at FVTPL - unlisted equity securities	9,990	3,830	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.	N/A

	202,861	83,213	Level 3
Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the security class preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.
					Expected volatility ranged from 34.2% to 68.5% and 57.4% to 68.6% as at April 30, 2021 and 2022, respectively, taking into account peer companies’ volatility used by market participants when pricing the investment (note (i)).

Movie income right investments	81,101	63,091	Level 3
Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right
					Discount rate, taking into account weighted average cost of capital determined using a Capital Asset Pricing Model ranged from 10.40% - 12.59% as at April 30, 2021 and 2022

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2021	2022
	HK$	HK$
				investment, based on an appropriate discount rate.	(note (ii)) and expected ticket sales performance and expected movie production costs.
Notes:
(i)
A change in the expected volatility used in isolation would result in a change in the fair value of the private equity investments. A
 5%
increase/(decrease) in the expected volatility holding all other variables constant would result in a net

(decrease)/increase in the carrying amount of the private equity investments by (HK$
1,352
)/HK$
1,317
a
nd (HK$
850
)/HK$
804

as at April 30, 2021 and 2022, respectively.

(ii)
A 5%
increase/(decrease) in the discount rate holding all other variables constant would (decrease)/increase the carrying amount of the movie income right investments by (HK$
5,384
)/HK$
6,140
and (HK$
4,730
)/HK$
5,420
as at April 30, 2021

and 2022, respectively.

Summary of Reconciliation of Level 3 fair value measurements
Reconciliation of Level 3 fair value measurements

	Unlisted investments classified as equity instruments at FVTPL	Movie income right investments	Total
	HK$	HK$	HK$
At May 1, 2020	131,232	—	131,232
Total gains in profit or loss	70,344	647	70,991
Transfer from Level 2 to Level 3	77,464	—	77,464
Transfer from Level 3 to Level 1	(78,540)	—	(78,540)
Purchases	2,361	80,454	82,815

At April 30, 2021	202,861	81,101	283,962
Total gains in profit or loss	129,101	2,889	131,990
Transfer from Level 2 to Level 3	6,202	—	6,202
Receipt of investment return	—	(20,899)	(20,899)
Disposals	(254,951)	—	(254,951)

At April 30, 2022	83,213	63,091	146,304